                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-84762
                                                      1940 Act File No. 811-8648


                                 WT MUTUAL FUND
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890
                                 (302) 651-1100

                                November 5, 2004

FILED VIA EDGAR
---------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re: WT Mutual Fund: Rule 497(j) Filing
         -----------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned certifies on behalf of WT Mutual Fund (the "Trust") that the forms of:

     (a) Prospectuses dated November 1, 2004 for (i) Institutional Shares of Wilmington Premier Money Market Portfolio, (ii) Investor Shares of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio, (iii) Service Shares of Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio and Wilmington Tax-Exempt Portfolio, (v) Service Shares of Balentine Premier Money Market Portfolio, and (v) Institutional Shares of Wilmington Short/Intermediate Bond Portfolio, Wilmington Broad Market Bond Portfolio, Wilmington Municipal Bond Portfolio and Wilmington Short-Term Income Portfolio; and

     (b) Statements of Additional Information dated November 1, 2004 for (i) Wilmington Premier Money Market Portfolio, Wilmington Prime Money Market Portfolio, Wilmington U.S. Government Portfolio, Wilmington Tax-Exempt Portfolio, Wilmington Short/Intermediate Bond Portfolio, Wilmington Broad Market Bond Portfolio, Wilmington Municipal Bond Portfolio, Wilmington Short-Term Income Portfolio, Wilmington Small Cap Core Portfolio, Wilmington Large Cap Core Portfolio, and Wilmington Large Cap Value Portfolio, (ii) Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, Wilmington International Strategic Allocation Fund, and Wilmington Real Estate Strategic Allocation Fund, (iii) Balentine Premier Money Market Portfolio; (iv) CRM Large Cap Value Fund, CRM Mid Cap Value Fund, CRM Small Cap Value Fund, and CRM Small/Mid Cap Value Fund, and (v) Roxbury Large Cap Growth Fund, Roxbury Mid Cap Fund, and Roxbury Small Cap Growth Fund;

that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement of the Trust, which was filed electronically with the Securities Exchange Commission via EDGAR on October 28, 2004.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.


                                                     Very truly yours,

                                                     /s/ Charlotta Nilsson
                                                     ---------------------------
                                                     Charlotta Nilsson
                                                     Assistant Secretary

cc:  Mr. Robert C. Christian
     Joseph V. Del Raso, Esq.